Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	$ 1,960	$ 2,063
Dividend Income recognized	24	20
Provision for credit losses	(850)	(693)
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	5
Provision for credit losses	0	4
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	1
Provision for credit losses	0	0
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	179	4
Gain loss on sale of equity securities measured at fair value	24	2
Dividend Income recognized	0	$ 8
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	$ 6